Stock Awards (Details) - The weighted average grant date fair value of options awarded	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
The weighted average grant date fair value of options awarded [Abstract]
Risk-free interest rate	1.43%	0.71%
Expected term	4 years 9 months	4 years 9 months
Expected volatility	93.89%	108.14%
Dividend yield	0.00%	0.00%